SCHEDULE OF INCOME TAX RECOVERY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net loss before taxes	$ (62,963,213)	$ (56,695,823)	$ (20,267,365)
Expected current income tax recovery	16,685,000	15,024,000	5,370,852
Change in statutory, foreign tax, foreign exchange rates and other	(1,136,000)	(1,717,000)	(783,538)
Amounts not deductible for tax purposes	(4,334,000)	(8,988,000)	(1,113,000)
Other deductible items	2,133,000	232,000
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	304,000	6,623,000
Change in unrecognized deductible temporary differences	(13,652,000)	(11,174,000)	(3,474,314)
Income tax recovery recognized